Subsequent events (Details) - USD ($)	1 Months Ended				10 Months Ended
	Sep. 30, 2023	Apr. 30, 2023	Feb. 28, 2023	Jan. 31, 2023	Oct. 31, 2023
Group creditor settlement
Subsequent events
Discount received upon immediate settlement of outstanding balances					$ 18,700,000
Disposal of major subsidiary | Urbvan Mobility Ltd.
Subsequent events
Total sale consideration	$ 12,000,000
Total consideration net of selling costs	$ 9,600,000
Disposal of major subsidiary | Volt Line BV
Subsequent events
Total sale consideration				$ 5,000,000
Disposal of major subsidiary | Swvl Pakistan (Private) Ltd.
Subsequent events
Total sale consideration		$ 20,000.00
Disposal of major subsidiary | Shotl Transportation, S.L.
Subsequent events
Total sale consideration			$ 378,000